Investments (details) - Impairment Charges (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Impairment charges
Impairment charges	$ 1	$ 2	$ 10	$ 7
Fixed maturities [Member]
Impairment charges
Impairment charges	1	1	4	2
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Impairment charges
Impairment charges	1	1	1	2
All other corporate bonds [Member]
Impairment charges
Impairment charges			3
Equity securities [Member]
Impairment charges
Impairment charges		1	5	1
Equity securities, common stock [Member]
Impairment charges
Impairment charges		1	5	1
Other investments [Member]
Impairment charges
Impairment charges			$ 1	$ 4